Financial Income and Cost - Schedule of Financial Income and Cost (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income and Cost [Abstract]
Gain from foreign exchange differences		$ 60,709	$ 157,889	$ 51,006
Interest income on cash and cash equivalents (Note 7)		30,799	45,852	27,040
Net monetary position results, effect of the statement of profit or loss	[1]	28,234	29,456	21,993
Gain from liquidated derivative financial instruments		25,870	37,599	74,864
Gains from valuation of derivative financial instruments		14,769	71	28,824
Other financial income		7,955	13,223	16,182
Total financial income		168,336	284,090	219,909
Interest expense on loan and borrowings		(203,592)	(227,522)	(111,234)
Interest expense on lease liabilities		(148,087)	(126,169)	(99,324)
(Loss) from foreign exchange differences		(140,253)	(89,176)	(181,719)
Net monetary position expense, effect of the statement of financial position		(29,901)	(17,261)	(111,754)
Loss from liquidated derivative financial instruments		(22,868)	(73,643)	(12,846)
Factoring expenses		(21,810)	(114,577)	(51,537)
Commission expenses		(5,669)	(6,503)	(5,134)
Loss from fair value changes in derivative financial instruments		(1,174)	(33,808)	(15,611)
Other financial expenses		(6,328)	(9,721)	(11,224)
Total financial cost		(579,682)	(698,380)	(600,383)
Net financial result		$ (411,346)	$ (414,290)	$ (380,474)

[1]	The indicator used to adjust for inflation in the financial statements of Libertad S.A. is the Internal Wholesales Price Index (IPIM) published by the Instituto Nacional de Estadística y Censos de la República Argentina (INDEC). The price index and corresponding changes are presented below: